Financial instruments - Schedule of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value of asset and liability derivatives:
Fair value of financial instruments asset	$ 37,677	$ 60,188
Fair value of financial instruments liability	$ 395,443	$ 425,375